Stockholders' equity (deficit) - Summary of changes in common stock options issued under existing stock option plans (Detail) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Equity [Abstract]
Option outstanding at beginning of period (in shares)	9,327	9,006	6,444
Option outstanding, granted (in shares)	1,352	2,266	4,655
Option outstanding, exercised (in shares)		(1,099)	(1,386)
Option outstanding, forfeited (in shares)		(846)	(707)
Options outstanding at ending of period (in shares)		9,327	9,006	6,444
Weighted average of exercise prices at beginning of period (in dollars per share)	$ 2.22	$ 1.71	$ 0.66
Options outstanding, vested and expected to vest		8,588
Weighted average of exercise prices, granted (in dollars per share)	$ 14.44	$ 3.45	2.76
Options outstanding, vested (in shares)		3,699
Weighted average of exercise prices, exercised (in dollars per share)		$ 1.17	0.45
Weighted average of exercise prices, forfeited (in dollars per share)		1.98	1.29
Weighted average of exercise prices at end of period (in dollars per share)		2.22	$ 1.71	$ 0.66
Weighted average of exercise prices, vested and expected to vest (in dollars per share)		2.10
Weighted average of exercise prices, vested (in dollars per share)		$ 1.35
Weighted average of remaining term (years)		8 years 2 months 1 day	8 years 7 months 6 days	8 years 4 months 9 days
Weighted average of remaining term, vested and expected to vest at December 31, 2019 (years)		8 years 14 days
Weighted average of remaining term, vested at December 31, 2019 (years)		7 years 29 days
Aggregate intrinsic value, options outstanding		$ 65,294	$ 13,327	$ 8,019
Aggregate intrinsic value, vested and expected to vest at December 31, 2019		61,144
Aggregate intrinsic value, vested at December 31, 2019		$ 29,092